Significant Accounting Policies (Policies)	6 Months Ended
Mar. 31, 2024
Significant Accounting Policies [Abstract]
Change in accounting estimate	Change in accounting estimateThe Company distributes its footwear produced predominantly in Germany and Portugal to its own (distribution) legal entities around the world with an intercompany margin, which is eliminated on consolidation. Commencing with the fiscal year ending September 30, 2024, the Company has refined its calculation of this intercompany profit elimination ("ICP") to more precisely reflect the turnover of inventory. This more accurate computation also has a foreign currency impact on the Cost of Sales converted to the reporting currency Euro. If the prior ICP model computation had still been applied in this fiscal year, the Company would have recorded an incremental expense (Cost of Sales) of €10.6 million for the six months ended March 31, 2024. For the three months ended March 31, 2024, €2.9 million less Cost of Sales would have been recorded under the previous method.
New and amended standards and interpretations adopted by the Company

New and amended standards and interpretations adopted by the Company

The following amended standards became effective for the Company’s fiscal year beginning on October 1, 2023, but did not have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

•
IFRS 17 - Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IFRS 17 – Insurance Contracts (effective for annual periods beginning on or after January 1, 2023).
•
IFRS 17 and IFRS 9 – Initial application of IFRS 17 and IFRS 9 – Comparative Information (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 8 – Definition of Accounting Estimates (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective for annual periods beginning on or after January 1, 2023).
•
Amendments to IAS 12 – International Tax Reform - Pillar 2 Model Rules (effective for annual periods beginning on or after January 1, 2023, however a temporary exception from accounting for deferred taxes arising from the implementation of the OECD’s Pillar Two model rules is to be applied retroactively). The mandatory temporary exemption to account for deferred taxes has been applied.

New and amended standards and interpretations issued but not yet effective

New and amended standards and interpretations issued but not yet effective

The following standard amendments will be effective for the Company's fiscal year beginning October 1, 2024, or thereafter, and are not expected to have a material impact on the unaudited interim condensed consolidated financial statements of the Company:

•
Amendments to IAS 1 – Non-current liabilities with Covenants (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 1 – Classification of Liabilities as current or non-current (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IFRS 16 – Lease liability in a sale and lease back (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 7 and IFRS 7 – Supplier Finance Arrangements (effective for annual periods beginning on or after January 1, 2024).
•
Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after January 1, 2025).
•
Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture (available for optional adoption/ effective date deferred indefinitely).

IFRS 18 - Presentation and Disclosure in Financial Statements will be effective for periods beginning on or after January 1, 2027 and the Company is currently assessing the potential impact of the new standard.